UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-4337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Item 1.	Reports to Shareholders

Heritage Cash Trust

MONEY MARKET FUND

Semiannual Report

and Investment Performance Review

for the Six-Month Period Ended

February 28, 2007

(Unaudited)

Fellow Shareholders

I am pleased to present you with the semiannual report for the Heritage Cash Trust—Money Market Fund (the “Fund”) for the six-month period ended February 28, 2007. The Fund’s seven day current yield(a) decreased slightly from 4.67% on August 31, 2006, to 4.64% on February 28, 2007. For the most part, money market yields remained relatively stable during the six-month period. The stabilization in yields can be attributed to the Federal Reserve’s Federal Open Market Committee holding the federal funds target rate constant at 5.25% over the six-month period. The federal funds rate is the rate member banks charge each other for overnight loans. The performance data quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month end, please visit our website at HeritageFunds.com.

As of February 28, 2007, approximately 26% of the Fund’s net assets were invested in short-term obligations issued by U.S. Government Sponsored Enterprises(b), including Fannie Mae, Freddie Mac and Federal Home Loan Banks. Approximately 62% of the Fund’s net assets were invested in commercial paper or certificates of deposit rated A-1+, the highest short-term rating classification by Standard and Poor’s Rating Group (“S&P”) while approximately 12% of net assets were invested in short-term obligations rated A-1, S&P’s next highest rating category. This, along with other factors, satisfies the standards necessary to retain the Fund’s AAAm rating(c). Ratings are subject to change and do not remove market risk from your investment.

I am pleased to announce the promotion of Mr. Donald Glassman, CFA, to Co-Portfolio Manager of the Fund. Mr. Glassman has more than 20 years experience in the asset management industry which includes being the assistant portfolio manager of the Fund since 2003.

On behalf of Heritage, I thank you for your continued investment in the Heritage Cash Trust—Money Market Fund. If you have any questions or comments please contact your financial advisor or Heritage at 800.421.4184 .

Sincerely,

Stephen G. Hill

President

March 15, 2007

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risk, charges, and expenses of any fund carefully before investing. Contact Heritage at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest. (b) U.S. Government-Sponsored Enterprises are agencies and instrumentalities of the U.S. Government. The investments vary in the level of support that they receive from the U.S. Government; some instruments may be supported by the full faith and credit guaranty of the U.S. Government, while others are supported only by the credit of the issuing agency or instrumentality. (c) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management of the Fund.

Statement of Net Assets

MONEY MARKET FUND	UNAUDITED	02.28.2007

Commercial paper 74.0% (a)	Principal amount (in thousands)	Value
Domestic 43.4%
Banks 9.2%
Bank of America Corporation, 5.23%, 03/27/07	$76,300	$76,012,073
Bank of America Corporation, 5.24%, 03/27/07	23,700	23,610,309
Bank of America Corporation, 5.23%, 04/20/07	50,000	49,636,806
J.P. Morgan Chase & Company, Inc., 5.21%, 03/23/07	50,000	49,840,806
J.P. Morgan Chase & Company, Inc., 5.22%, 04/16/07	50,000	49,666,500
State Street Corporation, 5.22%, 03/27/07	50,000	49,811,500
State Street Corporation, 5.22%, 04/09/07	50,000	49,717,250
Wells Fargo & Company, 5.21%, 03/06/07	50,000	49,963,819
Wells Fargo & Company, 5.21%, 03/13/07	45,000	44,921,850
Wells Fargo & Company, 5.21%, 03/15/07	55,000	54,888,564

Beverages 1.8%
The Coca-Cola Company, 5.18%, 03/23/07	9,475	9,445,006
The Coca-Cola Company, 5.19%, 03/27/07	22,012	21,929,492
The Coca-Cola Company, 5.19%, 03/29/07	38,000	37,846,607
The Coca-Cola Company, 5.20%, 04/02/07	11,120	11,068,601
The Coca-Cola Company, 5.20%, 04/11/07	19,393	19,278,150

Cosmetics/Personal care 6.6%
Colgate-Palmolive Company, 5.20%, 03/07/07	30,300	30,273,765
Colgate-Palmolive Company, 5.19%, 03/08/07	28,100	28,071,642
Colgate-Palmolive Company, 5.20%, 03/27/07	50,000	49,812,222
Kimberly-Clark Worldwide, 5.20%, 03/05/07	18,600	18,589,253
Kimberly-Clark Worldwide, 5.21%, 03/06/07	23,900	23,882,706
Kimberly-Clark Worldwide, 5.20%, 03/08/07	14,200	14,185,642
Kimberly-Clark Worldwide, 5.21%, 03/12/07	43,300	43,231,069
Procter & Gamble International Funding, 5.23%, 03/21/07	50,000	49,854,722
Procter & Gamble International Funding, 5.23%, 03/22/07	23,028	22,957,745
Procter & Gamble International Funding, 5.23%, 04/10/07	57,000	56,668,767
Procter & Gamble International Funding, 5.23%, 04/23/07	19,972	19,818,221

Diversified manufacturer 3.8%
3M Company, 5.19%, 03/07/07	40,000	39,965,400
3M Company, 5.19%, 03/23/07	15,000	14,952,425
General Electric Company, 5.23%, 03/27/07	150,000	149,433,417

Electrical components & equipment 1.8%
Emerson Electric Co., 5.22%, 03/02/07	32,000	31,995,360
Emerson Electric Co., 5.21%, 03/06/07	19,500	19,485,890
Emerson Electric Co., 5.20%, 03/07/07	27,300	27,276,340
Emerson Electric Co., 5.23%, 03/08/07	14,145	14,130,615
Emerson Electric Co., 5.23%, 03/12/07	7,055	7,043,726

Financial services 6.0%
Citigroup Funding Inc., 5.24%, 03/02/07	50,000	49,992,722
Citigroup Funding Inc., 5.23%, 03/27/07	50,000	49,811,139
Citigroup Funding Inc., 5.22%, 04/05/07	50,000	49,746,250
Merrill Lynch & Co., Inc., 5.21%, 04/02/07	50,000	49,768,444
Merrill Lynch & Co., Inc., 5.21%, 04/03/07	25,000	24,880,604
Merrill Lynch & Co., Inc., 5.21%, 04/13/07	25,000	24,844,424
Morgan Stanley, 5.24%, 03/15/07	75,000	74,847,167

Healthcare products 2.5%
Johnson & Johnson, 5.18%, 03/08/07	34,600	34,565,150
Johnson & Johnson, 5.16%, 03/12/07	16,545	16,518,914
Johnson & Johnson, 5.18%, 03/22/07	48,855	48,707,519
Johnson & Johnson, 5.18%, 04/12/07	35,000	34,788,483

Commercial paper 74.0% (a)	Principal amount (in thousands)	Value

Office/Business equipment 1.8%
Pitney Bowes, Inc., 5.22%, 03/01/07	$19,450	$19,450,000
Pitney Bowes, Inc., 5.22%, 03/02/07	30,370	30,365,596
Pitney Bowes, Inc., 5.22%, 03/09/07	25,000	24,971,000
Pitney Bowes, Inc., 5.22%, 03/12/07	20,000	19,968,100

Oil & gas 4.6%
Chevron Funding Corporation, 5.21%, 03/01/07	50,000	50,000,000
Chevron Funding Corporation, 5.20%, 03/27/07	50,000	49,812,222
Chevron Funding Corporation, 5.21%, 03/27/07	50,000	49,811,861
Shell International Finance BV, 5.20%, 03/01/07	50,000	50,000,000
Shell International Finance BV, 5.19%, 03/06/07	50,000	49,963,958

Pharmaceuticals 4.6%
Abbott Laboratories, 5.20%, 03/21/07	11,000	10,968,222
Abbott Laboratories, 5.22%, 03/28/07	47,000	46,815,995
Abbott Laboratories, 5.20%, 03/30/07	45,600	45,408,987
Abbott Laboratories, 5.19%, 04/02/07	28,000	27,870,827
Abbott Laboratories, 5.19%, 04/03/07	18,400	18,312,462
Eli Lilly & Company, 5.20%, 03/08/07	25,000	24,974,722
Eli Lilly & Company, 5.20%, 03/13/07	25,000	24,956,667
Eli Lilly & Company, 5.21%, 03/13/07	50,000	49,913,167

Retail 0.7%
Wal-Mart Stores Inc., 5.18%, 03/06/07	40,000	39,971,222
Total domestic (cost $2,351,272,084)		2,351,272,084

Foreign 30.6% (b)
Banks 15.9%
ABN AMRO North America Finance Inc., 5.21%, 03/27/07	50,000	49,812,042
ABN AMRO North America Finance Inc., 5.20%, 04/12/07	50,000	49,696,667
Barclays U.S. Funding Corporation, 5.22%, 03/23/07	50,000	49,840,500
Barclays U.S. Funding Corporation, 5.21%, 04/16/07	50,000	49,667,458
Danske Corporation, 5.24%, 03/09/07	25,000	24,970,889
Danske Corporation, 5.25%, 03/12/07	25,000	24,959,934
Danske Corporation, 5.23%, 03/27/07	50,000	49,811,319
Deutsche Bank Financial Inc., 5.23%, 03/27/07	60,000	59,773,583
Deutsche Bank Financial Inc., 5.24%, 03/27/07	40,000	39,848,622
HBOS Treasury Services PLC, 5.24%, 03/05/07	5,900	5,896,565
HBOS Treasury Services PLC, 5.24%, 03/06/07	15,000	14,989,083
HBOS Treasury Services PLC, 5.25%, 03/12/07	21,800	21,765,062
HBOS Treasury Services PLC, 5.23%, 04/05/07	18,500	18,405,933
KFW International Finance, 5.20%, 03/19/07	46,247	46,126,758
KFW International Finance, 5.20%, 03/27/07	53,753	53,551,128
Rabobank USA Financial Corporation, 5.32%, 03/01/07	100,000	100,000,000
Royal Bank of Scotland, 5.24%, 03/06/07	50,000	49,963,646
Royal Bank of Scotland, 5.24%, 03/27/07	50,000	49,810,958
UBS Finance Delaware, LLC, 5.24%, 03/06/07	50,000	49,963,611
UBS Finance Delaware, LLC, 5.25%, 03/08/07	50,000	49,948,958

Financial services 4.6%
Siemens Capital Corporation, 5.24%, 03/05/07	50,000	49,970,889
Siemens Capital Corporation, 5.22%, 03/09/07	20,000	19,976,800
Siemens Capital Corporation, 5.20%, 03/30/07	30,000	29,874,333
Toyota Motor Credit Corporation, 5.23%, 03/05/07	50,000	49,970,944
Toyota Motor Credit Corporation, 5.24%, 03/16/07	40,000	39,912,667
Toyota Motor Credit Corporation, 5.23%, 03/27/07	60,000	59,773,367

2	The accompanying notes are an integral part of the financial statements

Statement of Net Assets

MONEY MARKET FUND	UNAUDITED	02.28.2007

Commercial paper 74.0% (a)	Principal amount (in thousands)	Value

Food 4.6%
Nestle Capital Corporation, 5.20%, 03/07/07	$37,348	$37,315,632
Nestle Capital Corporation, 5.20%, 03/20/07	25,000	24,931,389
Nestle Capital Corporation, 5.21%, 03/20/07	15,700	15,656,871
Nestle Capital Corporation, 5.20%, 03/27/07	50,000	49,812,403
Nestle Capital Corporation, 5.20%, 04/11/07	21,952	21,821,995
Unilever Capital Corporation, 5.20%, 03/09/07	20,000	19,976,889
Unilever Capital Corporation, 5.21%, 03/16/07	20,000	19,956,583
Unilever Capital Corporation, 5.20%, 03/22/07	18,400	18,344,187
Unilever Capital Corporation, 5.21%, 03/22/07	15,000	14,954,412
Unilever Capital Corporation, 5.19%, 03/28/07	16,600	16,535,384
Unilever Capital Corporation, 5.20%, 03/30/07	10,000	9,958,111

Pharmaceuticals 1.8%
GlaxoSmithKline Finance PLC, 5.22%, 03/08/07	100,000	99,898,500

Regional agencies 3.7%
Export Development Canada, 5.16%, 04/13/07	75,000	74,537,750
Export Development Canada, 5.17%, 04/17/07	25,000	24,831,257
The Canadian Wheat Board, 5.14%, 03/27/07	100,000	99,629,139
Total foreign (cost $1,656,442,218)		1,656,442,218
Total commercial paper (cost $4,007,714,302)		4,007,714,302

U.S. Government-sponsored enterprises 25.6% (a)
Fannie Mae, 5.16%, 03/07/07	17,000	16,985,383
Fannie Mae, 5.15%, 03/14/07	94,000	93,825,221
Fannie Mae, 5.11%, 03/27/07	40,000	39,852,378
Fannie Mae, 5.12%, 03/27/07	120,000	119,556,268
Fannie Mae, 5.18%, 03/28/07	14,000	13,945,610
Fannie Mae, 5.20%, 03/28/07	100,000	99,610,375
Federal Farm Credit Banks, 5.20%, 03/09/07	19,500	19,477,467
Federal Farm Credit Banks, 5.14%, 03/13/07	40,000	39,931,533
Federal Farm Credit Banks, 5.10%, 03/27/07	20,000	19,926,333
Federal Home Loan Bank, 5.16%, 03/02/07	50,000	49,992,835
Federal Home Loan Bank, 5.22%, 03/09/07	15,000	14,982,617
Federal Home Loan Bank, 5.15%, 03/14/07	50,000	49,907,014
Federal Home Loan Bank, 5.15%, 03/16/07	50,000	49,892,708
Federal Home Loan Bank, 5.16%, 03/16/07	50,000	49,892,604
Federal Home Loan Bank, 5.18%, 03/16/07	40,000	39,913,750
Federal Home Loan Bank, 5.20%, 03/16/07	24,316	24,263,315
Federal Home Loan Bank, 5.20%, 03/23/07	42,000	41,866,533
Federal Home Loan Bank, 5.09%, 03/27/07	90,000	89,669,150
Federal Home Loan Bank, 5.14%, 04/04/07	44,025	43,811,283
Federal Home Loan Bank, 5.14%, 04/13/07	18,767	18,651,781
Federal Home Loan Bank Note, 5.35%, 11/06/07 (callable monthly)	30,000	30,000,000
Freddie Mac, 5.14%, 03/05/07	66,526	66,488,029
Freddie Mac, 5.14%, 03/09/07	33,000	32,962,307
Freddie Mac, 5.14%, 03/19/07	25,643	25,577,162
Freddie Mac, 5.10%, 03/27/07	29,000	28,893,183
Freddie Mac, 5.11%, 03/27/07	40,000	39,852,378
Freddie Mac, 5.12%, 03/27/07	125,345	124,881,432
Freddie Mac, 5.14%, 03/30/07	50,000	49,792,972
Freddie Mac, 5.19%, 04/10/07	50,000	49,711,667
Total U.S. Government-sponsored enterprises (cost $1,384,113,288)		1,384,113,288

Certificate of deposit 0.7% (a)	Principal amount (in thousands)	Value

HBOS Treasury Services PLC, 5.27%, 03/01/07	$38,800	$38,800,000
Total certificate of deposit (cost $38,800,000)		38,800,000

Total investment portfolio excluding
repurchase agreement (cost $5,430,627,590)		5,430,627,590

Repurchase agreement 0.1% (a)
Repurchase agreement with Fixed Income Clearing Corporation, dated February 28, 2007, @ 5.13% to be repurchased at $2,989,426 on March 1, 2007, collateralized by $3,175,000 United States Treasury Bonds, 4.0% due February 15, 2014, (market value $3,076,373 including interest) (cost $2,989,000)		2,989,000

Total investment portfolio (cost $5,433,616,590) (c), 100.4% (a)		5,433,616,590

Other assets and liabilities net, (0.4%) (a)		(19,443,029)

Net assets (consisting of paid-in capital net of accumulated net realized loss of $3,174), 100.0%		5,414,173,561

(a) Percentages indicated are based on net assets. (b) U.S. dollar denominated. (c) The aggregate identified cost for federal income tax purposes is the same.

Class A shares
Net asset value, offering and redemption price per share, ($5,408,415,403 divided by 5,408,418,817 shares outstanding)		$1.00

Class B shares
Net asset value, offering and redemption price per share, ($2,374,238 divided by 2,374,065 shares outstanding)		$1.00

Class C shares
Net asset value, offering and redemption price per share, ($3,383,920 divided by 3,383,858 shares outstanding)		$1.00

Maturity Schedule (a)
UNAUDITED I 02.28.2007

Days to maturity	Percent of net assets
1-7 days	19.6%
8-14 days	15.9%
15-30 days	48.8%
31-60 days	15.5%
61-90 days	0.0%
91-397 days	0.6%

(a) The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements	3

Financial Statements

MONEY MARKET FUND	02.28.2007

Statement of Operations	9/1/06 to 2/28/07 (unaudited)

Investment income
Interest	$139,474,066

Expenses
Investment advisory fee	10,750,041
Distribution fee (Class A)	3,932,549
Distribution fee (Class B)	1,793
Distribution fee (Class C)	2,461
Shareholder servicing fees	3,467,554
Custodian fee	157,328
State qualification expenses	130,400
Reports to shareholders	119,000
Professional fees	49,997
Fund accounting fee	47,705
Trustees and officers compensation	16,578
Other	60,118

Total expenses before adjustments	18,735,524

Expense offsets	(3,728)

Total expenses after adjustments	18,731,796

Net investment income from operations	120,742,270

Statements of Changes in Net Assets	9/1/06 to 2/28/07 (unaudited)	9/1/05 to 8/31/06

Increase in net assets
Net investment income from operations	$120,742,270	$204,891,141

Distributions to shareholders from net investment income ($0.02 and $0.04 per share)	(120,742,270)	(204,891,141)

Capital share transactions	338,979,839	110,323,272

Increase in net assets	338,979,839	110,323,272

Net assets, beginning of period	5,075,193,722	4,964,870,450

Net assets, end of period	5,414,173,561	5,075,193,722

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A, B and C shares
	9/1/06 to 2/28/07 (unaudited)		For the fiscal years ended August 31
			2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income (a)	0.023		0.038	0.018	0.004	0.007	0.015
Less distributions
Dividends from net investment income and net realized gains (a)	(0.023)		(0.038)	(0.018)	(0.004)	(0.007)	(0.015)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	2.30	(b)	3.90	1.84	0.42	0.66	1.53
Ratios (%)
Operating expenses net to average daily net assets	0.71	(c)	0.72	0.71	0.70	0.70	0.70
Net investment income to average daily net assets
Class A shares	4.60	(c)	3.84	1.82	0.42	0.65	1.51
Class B shares	4.60	(c)	3.77	1.77	0.42	0.67	1.52
Class C shares	4.60	(c)	3.87	1.76	0.42	0.67	1.47
Net assets, end of period ($ millions)
Class A shares	5,408		5,069	4,960	5,103	5,479	5,106
Class B shares	2		2	3	4	5	6
Class C shares	3		3	2	4	6	6

(a) Includes net realized gains and losses that were less than $.001 per share for each of the periods. (b) Not annualized. (c) Annualized.

4	The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2007

NOTE 1:    Organization and Investment Objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal.

Class Offerings The Fund currently offers Class A and Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (“CDSC”) if they were acquired through an exchange from another Heritage mutual fund.

Class B shares An additional class of shares, Class B shares, is no longer available for purchase. However, during the six-month reporting period ended February 28, 2007, Class B shareholders could have exchanged their shares for Class B shares of another Heritage mutual fund and acquired additional shares through dividend reinvestment.

Subsequent event On March 30, 2007, all remaining Class B shares converted over to Class A shares. The conversion from Class B shares was not a taxable event and all shareholders, as of the conversion date, were not charged a CDSC. After that conversion, there were no Class B shares outstanding.

NOTE 2:    Significant Accounting Policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian or another qualified custodian, receives delivery of the underlying securities,

the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations Each class of shares has equal rights as to earnings and assets. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

5

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2007

NOTE 3:    Capital Share Transactions At February 28, 2007, there was an unlimited number of shares of beneficial interest of no par value authorized. Capital share transactions in the Fund during the six-month period ended February 28, 2007, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	Class A	Class B	Class C
Sold	8,627,178,785	320,094	997,713
Reinvestment of distributions	120,637,652	50,224	64,835
Redeemed	(8,408,718,483)	(429,616)	(1,121,365)
Net increase (decrease)	339,097,954	(59,298)	(58,817)

Capital share transactions in the Fund during the fiscal year ended August 31, 2006, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	Class A	Class B	Class C
Sold	22,492,635,260	1,324,399	3,599,154
Reinvestment of distributions	202,142,986	72,914	93,785
Redeemed	(22,585,361,911)	(1,596,591)	(2,586,724)
Net increase (decrease)	109,416,335	(199,278)	1,106,215

NOTE 4:    Investment Advisory Fees and Other Transactions with Affiliates Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), Heritage manages, supervises and conducts the business and administrative affairs of the Fund. For these services, the Fund agreed to pay to the Manager an annual fee as a percentage of the Fund’s average daily net assets, computed daily based on the schedule below and payable monthly. The amount payable to the Manager as of February 28, 2007, was $1,696,399.

Fund’s average daily net assets	Investment advisory fee rate
First $500 million	0.500%
Next $500 million	0.475%
Next $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $2.5 billion	0.375%
Next $2.5 billion	0.360%
Next $2.5 billion	0.350%
Greater than $10 billion	0.340%

Distribution fees Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay Heritage Fund

Distributors, Inc. (the “Distributor” or “HFD”), a wholly owned subsidiary of Heritage, a fee of 0.15% of the average daily net assets for each class of shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 2007, was $622,929. The Manager, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Sales charges The Distributor has advised the Fund that it generated $4,687 and $722 in contingent deferred sales charges for Class B and Class C shares, respectively, during the six-month period ended February 28, 2007. The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Fund accounting fees The Manager is the Fund Accountant for the Fund. For providing Fund Accounting services, the Manager receives payment from the Fund at a fixed base fee per fund, a multiple class fee and any out-of-pocket expenses. The amount payable to the Manager as of February 28, 2007, was $8,000.

Shareholder servicing fees The Manager is the Shareholder Servicing Agent for the Fund. For providing Shareholder Servicing, the Manager receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The amount payable to the Manager as of February 28, 2007, was $493,547.

Trustees and officers compensation Trustees of the Trust may also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, which are investment companies that are also advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or employee of an affiliate of the Manager receives an annual retainer along with meeting fees for those Heritage Mutual Funds meetings attended. Each portfolio in the Heritage Mutual Funds pays its pro-rata share of the fees and expenses of the Trustees on its Board. Certain Officers of the Heritage Mutual Funds may also be Officers and/or Directors of Heritage. Such Officers receive no compensation from the Heritage Mutual Funds except for the Heritage Mutual Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each portfolio in the Heritage Mutual Funds. As of February 28, 2007, the amount of Trustees and Officers fees payable was $6,912.

6

Notes to Financial Statements

MONEY MARKET FUND	UNAUDITED	02.28.2007

NOTE 5:    Federal Income Tax and Distributions The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2006, there were no reclassifications arising from permanent tax differences. As of August 31, 2006, the Fund had net tax basis capital loss carryforwards in the aggregate of $3,174. This capital loss carryforward may be applied to any net taxable capital gain until their expiration date of 2012.

Distributions All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes. Dividends paid by the Fund to shareholders from net investment income were as follows:

Fiscal Period	Class A	Class B	Class C
9/1/06 to 2/28/07	$120,611,810	$54,984	$75,476
9/1/05 to 8/31/06	204,699,510	88,342	103,289

NOTE 6:    New Accounting Pronouncements In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after June 29, 2007, and is to be applied to all open tax years as of the effective date. The Manager is evaluating the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Manager is evaluating the application of FAS 157 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Funds’ financial statements.

7

Understanding Your Ongoing Costs

MONEY MARKET FUND	UNAUDITED	02.28.2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases or contingent deferred sales charges and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Actual expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Money Market Fund on September 1, 2006, and held through February 28, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual	Beginning account value September 1, 2006	Ending account value February 28, 2007	Expenses paid during period (a)
Class A	$1,000.00	$1,023.03	$3.58
Class B	$1,000.00	$1,023.03	$3.58
Class C	$1,000.00	$1,023.03	$3.58

Hypothetical example for comparison purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning account value September 1, 2006	Ending account value February 28, 2007	Expenses paid during period (a)
Class A	$1,000.00	$1,021.26	$3.58
Class B	$1,000.00	$1,021.26	$3.58
Class C	$1,000.00	$1,021.26	$3.58

(a) Expenses are calculated using the Fund’s annualized expense ratio of 0.71% for Class A, Class B and Class C shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181); and then dividing that result by the actual number of days in the fiscal year (365).

8

HeritageFunds.com

880 Carillon Parkway  I  St. Petersburg, FL 33716  I  727.567.8143  I  800.421.4184

Heritage Fund Distributors, Inc.

Member NASD

Not FDIC Insured  t  May Lose Value  t  No Bank Guarantee

Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Contact Heritage at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Heritage Cash Trust. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available without charge, upon request, by calling the Heritage Family of Funds, toll-free at the number above, by accessing the website at HeritageFunds.com or by accessing the SEC’s website at www.sec.gov.

02/07	Printed on recycled paper

Heritage Cash Trust

MUNICIPAL MONEY MARKET FUND

Semiannual Report

and Investment Performance Review

for the Six-Month Period Ended

February 28, 2007

(Unaudited)

Fellow Shareholders

I am pleased to provide you with the semiannual report for the Heritage Cash Trust—Municipal Money Market Fund (the “Fund”) for the six-month period ended February 28, 2007. The Federal Reserve Bank maintained a stable rate environment and kept the federal funds target rate unchanged at 5.25% at each of their Federal Open Market Committee meetings during the period. In the most recent statement, the Federal Reserve Bank suggested that despite modest recent improvements in core inflation and expectations of moderate economic growth over the coming quarters, inflation pressures may persist and that any changes to the federal funds target rate would depend on additional economic data. The Fund’s seven day current yield(a) was relatively steady, but increased slightly from 2.82% at August 31, 2006 to 3.01% on February 28, 2007 due to seasonal pressures. The performance data quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month end, please visit our website at HeritageFunds.com.

As of February 28, 2007, the Fund’s investment portfolio was comprised of approximately 76% tax-exempt floating rate notes, 8% fixed rate notes and 16% commercial paper. A large composition of floating rate notes provides the Fund with ample liquidity. The investments in commercial paper provide more relative value, while the investments in fixed rate notes extend the duration of the portfolio and provide a reduction in reinvestment rate risk. The entire portfolio is invested in highly rated tier-one securities. The high quality investments satisfied the requirements set forth by Standard and Poor’s Rating Group to maintain the Fund’s AAAm rating(b). Ratings are subject to change and do not remove market risk from your investment.

In addition, please note that for those investors subject to the alternative minimum tax (“AMT”), a portion of the income from the Fund may be taxable. If you are subject to state income taxes, a portion of the income the Fund earns from securities issued in your state may be exempt from your state income tax. For the remainder of calendar 2007, we have requested that the Fund’s subadviser attempt to minimize the percentage of the Fund’s income that would be subject to AMT.

On behalf of Heritage, I thank you for your continued investment in the Heritage Cash Trust—Municipal Money Market Fund. If you have any questions or comments please contact your financial advisor or Heritage at 800.421.4184.

Sincerely,

Stephen G. Hill

President

March 15, 2007

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risk, charges, and expenses of any fund carefully before investing. Contact Heritage at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest. (b) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management of the Fund.

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2007

Notes, bonds & variable rate demand notes 86.1% (a) (b)	Principal amount (in thousands)	Value

Alabama 2.3%
Alabama Housing Finance Authority, 3.71%, Multi Family Housing Revenue Bond, Hunter Ridge Apartments Project, Series 05F, AMT, 03/01/07, LOC: FHLMC (c)	$10,550	$10,550,000
Decatur Industrial Development Board, 3.69%, BP Amoco Project, Series 01, AMT, 03/01/07 (c)	1,700	1,700,000
Infirmary Health System Special Care Facilities Financing Authority, 3.54%, Hospital Revenue Bond, Series B, 03/07/07, LOC: Regions Bank (c)	10,400	10,400,000
Stevenson Industrial Development Board, 3.59%, Pollution Control Revenue Bond, Mead Corporation Project, Series 97, AMT, 03/07/07, LOC: J.P. Morgan Chase Bank (c)	6,400	6,400,000

Alaska 2.5%
Anchorage, 4.25%, Tax Anticipation Notes, Series 07, 12/28/07	13,000	13,071,414
Valdez, 3.63%, BP Amoco Inc. Project, Series 03A, 03/01/07 (c)	6,525	6,525,000
Valdez, 3.63%, BP Amoco Inc. Project, Series 03B, 03/01/07 (c)	10,500	10,500,000
Valdez, 3.63%, BP Amoco Inc. Project, Series 03C, 03/01/07 (c)	1,090	1,090,000

Arizona 0.8%
Maricopa County Industrial Development Authority, 3.68%, Multi Family Housing Revenue Bond, San Remo Apartments Project, Series 02, AMT, 03/01/07, LOC: FNMA (c)	3,400	3,400,000
Maricopa County Industrial Development Authority, 3.73%, Multi Family Housing Revenue Bond, San Fernando Apartments Project, Series 04, AMT, 03/01/07, LOC: FNMA (c)	6,750	6,750,000

Arkansas 0.5%
Pulaski County Public Facilities Board, 3.73%, Multi Family Housing Revenue Bond, Markham Oaks & Indian Hills Apartments Project, Series 05, AMT, 03/01/07, LOC: Regions Bank (c)	6,400	6,400,000

Colorado 0.8%
Colorado Educational & Cultural Facilities Authority, 3.67%, Facilities Authority, Campus Village Apartments Project, Series 05, 03/01/07, LOC: Citibank, N.A. (c)	5,300	5,300,000
Colorado Health Facilities Authority, 3.62%, Hospital Revenue Bond, Exempla Inc. Project, Series 02B, 03/01/07, LOC: U.S. Bank, N.A. (c)	2,295	2,295,000
Traer Creek Metropolitan District, 3.53%, Eagle County Project, Series 02, 03/07/07, LOC: BNP Paribas (c)	2,300	2,300,000

Connecticut 0.8%
Connecticut Housing Finance Authority, 3.66%, Mortgage Finance Program, AMBAC, Series 02B, AMT, 03/01/07, BPA: FHLB (c)	9,800	9,800,000

District of Columbia 2.3%
District of Columbia, 3.67%, Educational Facilities Revenue Bond, The Field School Inc. Project, Series A, 03/01/07, LOC: Wachovia Bank, N.A. (c)	5,300	5,300,000
District of Columbia, GO, 3.55%, FGIC, Series 01D, 03/07/07, BPA: Morgan Stanley Group, Inc. (c)	15,825	15,825,000
Metropolitan Washington Airport Authority, 3.57%, Airport Facilities Revenue Bond, FSA, Series 02C, AMT, 03/07/07, BPA: Dexia (c)	7,790	7,790,000

Notes, bonds & variable rate demand notes 86.1% (a) (b)	Principal amount (in thousands)	Value

Florida 4.0%
Citizens Property Insurance Corporation, 5.0%, High Risk Account, MBIA, Series 07, 03/01/08	$2,500	$2,532,261
Florida Housing Finance Corporation, 3.57%, Multi Family Housing Revenue Bond, Arlington Apartments Project, Series 04G-1, AMT, 03/07/07, LOC: Bank of America, N.A. (c)	3,000	3,000,000
Highlands County Health Facilities Authority, 3.68%, Hospital Revenue Bond, Adventist Health System Project, Series 03A, 03/01/07, LOC: SunTrust Bank (c)	5,300	5,300,000
Hillsborough County Housing Finance Authority, 3.70%, Multi Family Housing Revenue Bond, Brandon Crossing Apartments Project, Series 98A, AMT, 03/01/07, LOC: FNMA (c)	5,900	5,900,000
Jacksonville Economic Development Commission, 3.72%, Airport Facilities Revenue Bond, Holland SheltAir Project, Series A-1, AMT, 03/01/07, LOC: Bank of America, N.A. (c)	1,200	1,200,000
Monroe County, 3.68%, Airport Facilities Revenue Bond, Key West International Airport Project, Series 06, AMT, 03/01/07, LOC: Bank of America, N.A. (c)	14,500	14,500,000
Palm Beach County, 3.55%, Norton Gallery Inc. Project, 03/07/07, LOC: Bank of America, N.A. (c)	2,575	2,575,000
Palm Beach County, 3.55%, Norton Gallery Inc. Project, 03/07/07, LOC: Northern Trust Co. (c)	3,000	3,000,000
Palm Beach County, 3.67%, Henry Morrison Flagler Project, Series 03, 03/01/07, LOC: Northern Trust Co. (c)	5,875	5,875,000
Tampa, 3.52%, Educational Facilities Revenue Bond, Academy of the Holy Names Project, Series 01, 03/07/07, LOC: SunTrust Bank (c)	2,070	2,070,000
Tampa & Hillsborough County Expressway Authority, 5.0%, Transportation Revenue Bond, AMBAC, 07/01/07	3,805	3,823,193

Georgia 6.5%
Bibb County Development Authority, 3.66%, Mount de Sales Academy Project, Series 00, 03/07/07, LOC: SunTrust Bank (c)	2,975	2,975,000
Clayton County Development Authority, 3.72%, Industrial Development Revenue Bond, C. W. Matthews Contracting Project, Series 00, AMT, 03/01/07, LOC: Bank of America, N.A. (c)	700	700,000
Cobb County School District, 4.00%, Short-Term Notes, 12/31/07	5,000	5,014,350
Coweta County Residential Care for the Elderly Authority, 3.52%, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 03/07/07, LOC: Branch Banking & Trust (c)	3,600	3,600,000
DeKalb County Housing Authority, 3.57%, Multi Family Housing Revenue Bond, Mountain Crest Apartments Project, Series 02A-1, AMT, 03/07/07, LOC: SunTrust Bank (c)	3,800	3,800,000
East Point Housing Authority, 3.71%, Multi Family Housing Revenue Bond, Eagles Creste Apartments Project, Series 03, AMT, 03/01/07, LOC: FHLMC (c)	12,525	12,525,000
Fulton County Development Authority, 3.52%, Shepherd Center Inc. Project, Series 05, 03/07/07, LOC: SunTrust Bank (c)	10,000	10,000,000
Fulton County Development Authority, 3.75%, Multi Family Housing Revenue Bond, Hidden Creste Apartments Project, Series 04, AMT, 03/01/07, LOC: J.P. Morgan Chase Bank (c)	16,000	16,000,000
Fulton County Residential Care for the Elderly Authority, 3.53%, First Mortgage Lenbrook Project, Series C, 03/07/07, LOC: Bank of Scotland (c)	15,000	15,000,000

2	The accompanying notes are an integral part of the financial statements

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2007

Notes, bonds & variable rate demand notes 86.1% (a) (b)	Principal amount (in thousands)	Value

Georgia (cont’d)
Gainesville & Hall County Development Authority, 3.77%, Industrial Development Revenue Bond, IMS Gear Inc. Project, Series 00, AMT, 03/01/07, LOC: Wachovia Bank, N.A. (c)	$2,000	$2,000,000
Rockmart Development Authority, 3.77%, Industrial Development Revenue Bond, C. W. Matthews Contracting Project, Series 00, AMT, 03/01/07, LOC: Wachovia Bank, N.A. (c)	1,000	1,000,000
Roswell Housing Authority, 3.72%, Multi Family Housing Revenue Bond, Park Ridge Apartments Project, Series 03, AMT, 03/01/07, LOC: FNMA (c)	8,100	8,100,000

Illinois 6.8%
Chicago, 3.55%, FSA, Series 03B-1, 03/07/07, BPA: Depfa Bank PLC (c)	6,000	6,000,000
Chicago, 3.81%, Multi Family Housing Revenue Bond, North Larrabee Project, Series 01A, AMT, 03/01/07, LOC: Harris Trust & Savings Bank (c)	2,890	2,890,000
Chicago Board of Education, 3.68%, FSA, Series 00D, 03/01/07, BPA: Dexia (c)	7,700	7,700,000
Chicago Industrial Development Authority, 3.73%, Industrial Development Revenue Bond, Evans Food Products Company Project, Series 98, AMT, 03/01/07, LOC: LaSalle National Trust, N.A. (c)	3,920	3,920,000
Chicago Metropolitan Water Reclamation District, GO, 3.50%, Series E, 03/07/07, BPA: Landesbank Hessen-Thueringen (c)	15,000	15,000,000
Hennepin, 3.76%, Pollution Control Revenue Bond, Hennepin-Hopper Lakes Project, Series 01, 03/01/07, LOC: Harris Trust & Savings Bank (c)	2,300	2,300,000
Illinois Development Finance Authority, 3.56%, Industrial Development Revenue Bond, North Shore Country Day Project, Series 03, 03/07/07, LOC: Northern Trust Co. (c)	7,200	7,200,000
Illinois Development Finance Authority, 3.72%, Industrial Development Revenue Bond, MPP Zinc Plating Plant Project, AMT, 03/01/07, LOC: Bank of America, N.A. (c)	2,000	2,000,000
Illinois Development Finance Authority, 3.73%, Industrial Development Revenue Bond, Elite Manufacturing Technologies Inc. Project, Series 99, AMT, 03/01/07, LOC: LaSalle National Trust, N.A. (c)	3,275	3,275,000
Illinois Development Finance Authority, 3.81%, Industrial Development Revenue Bond, Northwest Pallet Supply Project, Series 01, AMT, 03/01/07, LOC: Harris Trust & Savings Bank (c)	3,200	3,200,000
Illinois Health Facilities Authority, 3.55%, Rosalind Franklin University Project, Series 03, 03/07/07, LOC: J.P. Morgan Chase Bank (c)	8,280	8,280,000
Illinois Housing Development Authority, 3.59%, Multi Family Housing Revenue Bond, Hyde Park Tower Project, Series 00A, AMT, 03/07/07, LOC: FNMA (c)	6,715	6,715,000
Illinois Housing Development Authority, 3.71%, Multi Family Housing Revenue Bond, Sterling Towers Project, Series 01, AMT, 03/01/07, LOC: Harris Trust & Savings Bank (c)	3,895	3,895,000
Lake County, 3.74%, Multi Family Housing Revenue Bond, Rosewood Apartments Project, Series 04, AMT, 03/01/07, LOC: FHLMC (c)	4,205	4,205,000
Lake County, 3.74%, Pollution Control Revenue Bond, Countryside Landfill Project, Series 96B, AMT, 03/01/07, LOC: J.P. Morgan Chase Bank (c)	4,320	4,320,000

Notes, bonds & variable rate demand notes 86.1% (a) (b)	Principal amount (in thousands)	Value

Rock Island County Metropolitan Airport Authority, 3.58%, Airport Facilities Revenue Bond, Quad City International Airport Project, Series 98, AMT, 03/07/07, LOC: U.S. Bank, N.A. (c)	$1,940	$1,940,000
Wheeling, 3.81%, Industrial Development Revenue Bond, V-S Industries Inc. Project, Series 00, AMT, 03/01/07, LOC: Harris Trust & Savings Bank (c)	1,450	1,450,000

Indiana 4.1%
Elkhart County Economic Development Corporation, 3.61%, Multi Family Housing Revenue Bond, Johnson Street Apartments Project, Series 98A, AMT, 03/07/07, LOC: FHLB (c)	2,490	2,490,000
Gibson County, 3.57%, Pollution Control Revenue Bond, Toyota Motor Manufacturing Project, Series 97, AMT, 03/07/07 (c)	2,500	2,500,000
Gibson County, 3.57%, Pollution Control Revenue Bond, Toyota Motor Manufacturing Project, Series 99A, AMT, 03/07/07 (c)	3,000	3,000,000
Gibson County, 3.57%, Pollution Control Revenue Bond, Toyota Motor Manufacturing Project, Series 00A, AMT, 03/07/07 (c)	1,000	1,000,000
Gibson County, 3.57%, Pollution Control Revenue Bond, Toyota Motor Manufacturing Project, Series 01, AMT, 03/07/07 (c)	4,000	4,000,000
Gibson County, 3.57%, Pollution Control Revenue Bond, Toyota Motor Manufacturing Project, Series 01B, AMT, 03/07/07 (c)	3,000	3,000,000
Indiana Educational Facilities Authority, 3.66%, Higher Education Bond, St. Joseph’s College Project, Series 04, 03/01/07, LOC: Fifth Third Bank (c)	8,705	8,705,000
Indiana Educational Facilities Authority, 3.68%, Higher Education Bond, Hanover College Project, Series B, 03/01/07, LOC: Bank One, N.A. (c)	2,000	2,000,000
Indiana Health Facility Financing Authority, 3.67%, Hospital Revenue Bond, Community Hospitals Project, Series B, 03/01/07, LOC: Bank of America, N.A. (c)	5,000	5,000,000
Marion, 3.67%, Wesleyan University Project, Series 06, 03/01/07, LOC: Bank of America, N.A. (c)	6,000	6,000,000
Valparaiso Economic Development Corporation, 3.58%, Block Heavy & Highway Products Project, Series 99, AMT, 03/07/07, LOC: U.S. Bank, N.A. (c)	2,505	2,505,000
Whiting, 3.69%, BP Products of North America Project, Series 05, AMT, 03/01/07 (c)	10,935	10,935,000

Iowa 1.4%
Iowa, 4.25%, Tax & Revenue Anticipation Notes, Series 06, 06/29/07	14,000	14,030,397
Orange City, 3.79%, Industrial Development Revenue Bond, Vogel Enterprises Ltd. Project, AMT, 03/01/07, LOC: U.S. Bank, N.A. (c)	3,200	3,200,000

Kansas 1.6%
Dodge City, 3.75%, Industrial Development Revenue Bond, Farmland National Beef Packing Company Project, Series 00, AMT, 03/01/07, LOC: Rabobank Nederland (c)	6,000	6,000,000
Kansas Development Finance Authority, 3.67%, Hospital Revenue Bond, Adventist Health Systems Project, 03/01/07, LOC: SunTrust Bank (c)	5,000	5,000,000
Liberal, 3.75%, Industrial Development Revenue Bond, Farmland National Beef Packing Company Project, Series 00, AMT, 03/01/07, LOC: Rabobank Nederland (c)	5,850	5,850,000
Shawnee Industrial Development Authority, 3.58%, Industrial Development Revenue Bond, Thrall Enterprises Inc. Project, Series 94, AMT, 03/07/07, LOC: LaSalle National Trust, N.A. (c)	2,400	2,400,000

The accompanying notes are an integral part of the financial statements	3

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2007

Notes, bonds & variable rate demand notes 86.1% (a) (b)	Principal amount (in thousands)	Value

Kentucky 0.9%
Breckinridge County, 3.64%, Kentucky Association of County Leasing Trust, Series 02A, 03/01/07, LOC: U.S. Bank, N.A. (c)	$141	$141,000
Middletown, 3.70%, Christian Academy of Louisville Project, Series 04, 03/01/07, LOC: J.P. Morgan Chase Bank (c)	10,865	10,865,000

Louisiana 0.7%
Caddo-Bossier Parishes Port Commission, 3.75%, Oakley Louisiana Inc. Project, Series 98, AMT, 03/01/07, LOC: Regions Bank (c)	3,380	3,380,000
Calcasieu Parish Industrial Development Board, 3.63%, Industrial Development Revenue Bond, Hydroserve Westlake LLC Project, Series 98, AMT, 03/07/07, LOC: J.P. Morgan Chase Bank (c)	1,500	1,500,000
Calcasieu Parish Industrial Development Board, 3.69%, Industrial Development Revenue Bond, Citgo Petroleum Corporation Project, Series 95, AMT, 03/01/07, LOC: BNP Paribas (c)	1,105	1,105,000
DeRidder Industrial Development Board, 3.75%, Industrial Development Revenue Bond, Pax Inc. Project, Series 97, AMT, 03/01/07, LOC: J.P. Morgan Chase Bank (c)	2,320	2,320,000

Maine 0.4%
Maine Finance Authority, 3.70%, Industrial Development Revenue Bond, Jackson Laboratory Project, Series 02, 03/01/07, LOC: Bank of America, N.A. (c)	5,535	5,535,000

Maryland 0.5%
Montgomery County, 3.67%, Georgetown Preparatory School Project, Series 05, 03/01/07, LOC: Bank of America, N.A. (c)	6,000	6,000,000

Massachusetts 0.5%
Massachusetts Industrial Finance Agency, 3.69%, Heritage at Hingham Project, Series 97, AMT, 03/01/07, LOC: FNMA (c)	6,260	6,260,000

Michigan 1.8%
Michigan, GO, 4.25%, Notes, Series 07A, 09/28/07, LOC: Depfa Bank PLC	20,000	20,080,537
Michigan Higher Education Facilities Authority, 3.64%, Higher Education Bond, University of Detroit Project, Series 07, 03/01/07, LOC: J.P. Morgan Chase Bank (c)	2,300	2,300,000

Minnesota 2.1%
Dakota County Community Development Agency, 3.75%, Multi Family Housing Revenue Bond, View Pointe Apartments Project, Series 04, AMT, 03/02/07, LOC: LaSalle National Trust, N.A. (c)	5,000	5,000,000
Plymouth Housing Authority, 3.74%, Multi Family Housing Revenue Bond, At the Lake Apartments Project, Series 04, AMT, 03/01/07, LOC: FHLMC (c)	3,800	3,800,000
St. Anthony, 3.75%, Multi Family Housing Revenue Bond, Landings at Silver Lake Project, Series 04A, AMT, 03/02/07, LOC: LaSalle National Trust, N.A. (c)	6,000	6,000,000
St. Paul & Ramsey County Housing & Redevelopment Authority, 3.75%, Multi Family Housing Revenue Bond, St. Paul Leased Housing Association I Project, Series 02A, AMT, 03/02/07, LOC: LaSalle National Trust, N.A. (c)	5,000	5,000,000
St. Paul Housing & Redevelopment Authority, 3.80%, Multi Family Housing Revenue Bond, Bridgecreek Senior Place Project, Series 04A, AMT, 03/01/07, LOC: LaSalle National Trust, N.A. (c)	3,000	3,000,000

Notes, bonds & variable rate demand notes 86.1% (a) (b)	Principal amount (in thousands)	Value

St. Paul Port Authority, 3.59%, Transportation Revenue Bond, District Energy Project, Series 03-2F, AMT, 03/07/07, LOC: Dexia (c)	$3,930	$3,930,000

Mississippi 1.1%
Jackson County, 3.64%, Industrial Development Revenue Bond, Chevron USA Inc. Project, Series 93, 03/01/07 (c)	1,500	1,500,000
Mississippi Business Finance Corporation, 3.75%, Industrial Development Revenue Bond, EPCO Carbon Dioxide Products Inc. Project, Series 02, AMT, 03/01/07, LOC: Regions Bank (c)	2,750	2,750,000
Mississippi Home Corporation, 3.75%, Multi Family Housing Revenue Bond, Summer Park Apartments Project, Series 99D-1, AMT, 03/01/07, LOC: Wachovia Bank, N.A. (c)	9,800	9,800,000

Missouri 1.6%
Bi-State Development Agency Missouri—Illinois Metropolitan District, 3.55%, Metrolink Project, Series A, 03/07/07, LOC: J.P. Morgan Chase Bank (c)	2,500	2,500,000
Missouri Health & Educational Facilities Authority, 3.51%, Hospital Revenue Bond, Lutheran Senior Services Project, Series 00, 03/07/07, LOC: U.S. Bank, N.A. (c)	5,900	5,900,000
Missouri Health & Educational Facilities Authority, 3.51%, Hospital Revenue Bond, SSM Health Care Project, FGIC, Series 05C-3, 03/07/07, BPA: Citibank, N.A. (c)	11,150	11,150,000

Nevada 1.4%
Director of the State of Nevada Department of Business & Industry, 3.57%, Pollution Control Revenue Bond, Barrick Goldstrike Mines Project, AMT, 03/07/07, LOC: Royal Bank Of Canada (c)	13,500	13,500,000
Nevada Housing Division, 3.68%, Multi Family Housing Revenue Bond, Fremont Meadows Apartments Project, Series 97, AMT, 03/01/07, LOC: FHLB (c)	1,790	1,790,000
Nevada Housing Division, 3.68%, Multi Family Housing Revenue Bond, Horizon Pines Apartments Project, Series 00A, AMT, 03/01/07, LOC: FNMA (c)	2,000	2,000,000

New Hampshire 0.8%
New Hampshire Health & Education Facilities Authority, 3.68%, Brewster Academy Project, Series 05, 03/01/07, LOC: Allied Irish Banks (c)	5,300	5,300,000
New Hampshire Health & Education Facilities Authority, 3.70%, Easter Seals Project, Series 04H-A, 03/01/07, LOC: Royal Bank of Scotland (c)	5,000	5,000,000

New Jersey 2.1%
New Jersey, 4.50%, Tax & Revenue Anticipation Notes, Series 07A, 06/22/07	20,000	20,056,945
New Jersey Economic Development Authority, 3.55%, Port Newark Container Terminal Project, Series 03, AMT, 03/07/07, LOC: Citibank, N.A. (c)	6,200	6,200,000

New Mexico 2.8%
New Mexico Hospital Equipment Loan Council, 3.55%, Hospital Revenue Bond, Presbyterian Healthcare Services Project, FSA, Series 05B, 03/07/07, BPA: Citibank, N.A. (c)	12,520	12,520,000

4	The accompanying notes are an integral part of the financial statements

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2007

Notes, bonds & variable rate demand notes 86.1% (a) (b)	Principal amount (in thousands)	Value

New Mexico (cont’d)
New Mexico Hospital Equipment Loan Council, 3.66%, Hospital Revenue Bond, Presbyterian Healthcare Services Project, FSA, Series 05A, 03/01/07, BPA: Citibank, N.A. (c)	$22,000	$22,000,000

New York 2.4%
New York City Housing Development Corporation, 3.53%, Multi Family Housing Revenue Bond, West End Towers Project, Series 04A, AMT, 03/07/07, LOC: FNMA (c)	10,000	10,000,000
New York Housing Finance Agency, 3.53%, Series 00A, AMT, 03/07/07, LOC: FHLMC (c)	4,850	4,850,000
New York Housing Finance Agency, 3.55%, Multi Family Housing Revenue Bond, Saxony Apartments Project, Series 97A, AMT, 03/07/07, LOC: FNMA (c)	15,000	15,000,000

North Carolina 1.6%
North Carolina, 5.0%, Series A, 03/01/08	10,000	10,135,300
North Carolina Capital Facilities Finance Authority, 3.67%, Durham Academy Project, Series 07, 03/01/07, LOC: Wachovia Bank, N.A. (c)	2,700	2,700,000
North Carolina Medical Care Commission, 3.67%, Healthcare Facilities Revenue Bond, Watauga Medical Center Project, Series 05, 03/01/07, LOC: Wachovia Bank, N.A. (c)	6,635	6,635,000

North Dakota 0.8%
Richland County, 3.75%, Pollution Control Revenue Bond, Minn-Dak Farmers Cooperative Project, Series 02, AMT, 03/01/07, LOC: Wells Fargo Bank (c)	10,335	10,335,000

Ohio 5.6%
Akron Bath Copley Joint Township Hospital District, 3.67%, Healthcare Facilities Revenue Bond, Sumner on Ridgewood Project, Series 02, 03/01/07, LOC: KBC Bank (c)	6,365	6,365,000
Franklin County, 3.66%, Trinity Health Credit Group Project, Series 00F, 03/01/07, BPA: Bayerische Landesbank and J.P. Morgan Chase Bank (c)	19,600	19,600,000
Hamilton County, 3.68%, Episcopal Retirement Homes Project, Series 05B, 03/01/07, LOC: Key Bank (c)	3,000	3,000,000
Ohio Higher Educational Facility Commission, 3.67%, Higher Education Bond, Capital University Project, Series 06, 03/01/07, LOC: National City Corporation (c)	25,150	25,150,000
Ohio Higher Educational Facility Commission, 3.70%, Higher Education Bond, Ashland University Project, Series 04, 03/01/07, LOC: Key Bank (c)	4,285	4,285,000
Westlake, 3.68%, Healthcare Facilities Revenue Bond, Lutheran Home Project, Series 05, 03/01/07, LOC: National City Corporation (c)	11,800	11,800,000

Oklahoma 0.5%
Oklahoma Development Finance Authority, 3.71%, Industrial Development Revenue Bond, Shawnee Funding Project, Series 96, AMT, 03/07/07, LOC: Bank of Nova Scotia (c)	1,600	1,600,000
University Hospitals Trust, 3.53%, Hospital Revenue Bond, Series A, 03/07/07, LOC: Bank of America, N.A. (c)	5,000	5,000,000

Oregon 1.0%
Port of Portland, 3.69%, Portland Bulk Terminal Project, Series 06, 03/01/07, LOC: Canadian Imperial (c)	13,000	13,000,000

Notes, bonds & variable rate demand notes 86.1% (a) (b)	Principal amount (in thousands)	Value

Pennsylvania 3.9%
Berks County Industrial Development Authority, 3.75%, One Douglassville Properties Project, Series 04, AMT, 03/01/07, LOC: FHLB (c)	$3,600	$3,600,000
Montgomery County Higher Education & Health Authority, 3.65%, Higher Education Bond, Liberty Lutheran Services Project, Series 04, 03/01/07, LOC: Bank of America, N.A. (c)	12,000	12,000,000
Montgomery County Industrial Development Authority, 3.68%, Peco Energy Company Project, Series B, AMT, 03/01/07, LOC: Wachovia Bank, N.A. (c)	4,000	4,000,000
Pennsylvania Turnpike Commission, 3.52%, Series 02A-1, 03/07/07, BPA: Westdeutsche Landesbank (c)	24,940	24,940,000
Philadelphia Authority for Industrial Development, 3.68%, Girard Estate Tower Project, Series 02, 03/01/07, LOC: J.P. Morgan Chase Bank (c)	4,000	4,000,000

Rhode Island 1.9%
Rhode Island Health & Educational Building Corporation, 3.53%, Child and Family Services of Newport Project, Series 06, 03/07/07, LOC: Citizens Bank (c)	11,000	11,000,000
Rhode Island Health & Educational Building Corporation, 3.53%, LaSalle Academy Project, Series 03, 03/07/07, LOC: Citizens Bank (c)	6,050	6,050,000
Rhode Island Health & Educational Building Corporation, 3.53%, Salve Regina University Project, Series 06, 03/07/07, LOC: Citizens Bank (c)	7,300	7,300,000

South Carolina 1.6%
South Carolina Jobs-Economic Development Authority, 3.57%, Waste Management Inc. Project, AMT, 03/07/07, LOC: Wachovia Bank, N.A. (c)	5,000	5,000,000
South Carolina Jobs-Economic Development Authority, 3.69%, Giant Cement Holding Inc. Project, Series 02, AMT, 03/01/07, LOC: Citibank, N.A. (c)	11,450	11,450,000
South Carolina Jobs-Economic Development Authority, 3.71%, Industrial Development Revenue Bond, Brown Packing Company Inc. Project, Series 01, AMT, 03/01/07, LOC: SunTrust Bank (c)	3,300	3,300,000

South Dakota 0.5%
South Dakota Housing Development Authority, 3.70%, Multi Family Housing Revenue Bond, LaCrosse Investors LLP Project, Series 01, 03/01/07, LOC: FNMA (c)	6,495	6,495,000

Tennessee 1.9%
Chattanooga Industrial Development Board, 3.67%, Tennessee Aquarium Project, Series 04, 03/01/07, LOC: Bank of America, N.A. (c)	2,900	2,900,000
Volunteer State Student Funding Corporation, 3.57%, Student Loan Revenue Bond, Series 88A-1, AMT, 03/07/07, LOC: State Street Bank & Trust Co. (c)	8,200	8,200,000
Volunteer State Student Funding Corporation, 3.57%, Student Loan Revenue Bond, Series A-2, AMT, 03/07/07, LOC: State Street Bank & Trust Co. (c)	12,400	12,400,000

Texas 4.9%
Brazos River Authority, 3.56%, TXU Energy Company LLC Project, Series D-1, AMT, 03/07/07, LOC: Wachovia Bank, N.A. (c)	3,560	3,560,000

The accompanying notes are an integral part of the financial statements	5

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2007

Notes, bonds & variable rate demand notes 86.1% (a) (b)	Principal amount (in thousands)	Value

Texas (cont’d)
Brazos River Authority, 3.56%, TXU Energy Company LLC Project, Series D-2, AMT, 03/07/07, LOC: Wachovia Bank, N.A. (c)	$4,890	$4,890,000
Brazos River Harbor Navigation District, 3.70%, Merey Sweeny LP Project, Series 02A, AMT, 03/01/07, LOC: J.P. Morgan Chase Bank (c)	1,800	1,800,000
Capital Area Housing Finance Corporation, 3.72%, Multi Family Housing Revenue Bond, Marble Falls Vistas Apartments Project, Series 04, AMT, 03/01/07, LOC: FNMA (c)	3,000	3,000,000
Georgetown Health Facilities Development Corporation, 3.67%, Wesleyan Homes Inc. Project, Series 06, 03/07/07, LOC: Regions Bank (c)	5,000	5,000,000
Harris County Housing Finance Corporation, 3.72%, Multi Family Housing Revenue Bond, Primrose at Aldine-Bender Apartments Project, Series 04, AMT, 03/01/07, LOC: FNMA (c)	6,170	6,170,000
Mansfield Industrial Development Corporation, 3.58%, Industrial Development Revenue Bond, Pier 1 Imports Project, AMT, 03/07/07, LOC: J.P. Morgan Chase Bank (c)	4,000	4,000,000
Tarrant County Housing Finance Corporation, 3.75%, Multi Family Housing Revenue Bond, Park at Sycamore School Apartments Project, Series 03, AMT, 03/01/07, LOC: SouthTrust Bank, N.A. (c)	12,685	12,685,000
Texas, 4.50%, Tax & Revenue Anticipation Notes, Series 06, 08/31/07	18,000	18,080,926
West Side Calhoun County Naval District, 3.69%, Pollution Control Revenue Bond, BP Chemicals Inc. Project, Series 00, AMT, 03/01/07 (c)	1,800	1,800,000

Virginia 2.2%
Harrisonburg Redevelopment & Housing Authority, 3.72%, Multi Family Housing Revenue Bond, Huntington Village Apartments Project, Series 01, AMT, 03/01/07, LOC: FNMA (c)	5,000	5,000,000
Henrico County, GO, 5.0%, Series 06, 12/01/07	3,600	3,638,509
Loudoun County Industrial Development Authority, 3.62%, Hospital Revenue Bond, Howard Hughes Medical Institution Project, Series 03A, 03/01/07 (c)	14,050	14,050,000
Norfolk Industrial Development Authority, 3.77%, Industrial Development Revenue Bond, Norfolk Ship Repair & Drydock Project, Series 00, AMT, 03/01/07, LOC: Wachovia Bank, N.A. (c)	1,800	1,800,000
Virginia Beach Development Authority, 3.77%, Industrial Development Revenue Bond, Architectural Graphics Project, Series 00, AMT, 03/01/07, LOC: Wachovia Bank, N.A. (c)	3,400	3,400,000

Washington 4.8%
Port Bellingham Industrial Development Corporation, 3.69%, Pollution Control Revenue Bond, BP West Coast Products LLC Project, AMT, 03/01/07 (c)	10,000	10,000,000
Port of Seattle, 3.57%, Subordinate Lien Revenue Bonds, Series 05, AMT, 03/07/07, LOC: Fortis Bank (c)	5,000	5,000,000
Port of Seattle, 3.58%, Subordinate Lien Revenue Bonds, Series 97, AMT, 03/07/07, LOC: Fortis Bank (c)	3,970	3,970,000
Port of Vancouver, 3.60%, Industrial Development Revenue Bond, United Grain Corporation Project, Series 92, AMT, 03/07/07, LOC: Bank of America, N.A. (c)	6,000	6,000,000

Notes, bonds & variable rate demand notes 86.1% (a) (b)	Principal amount (in thousands)	Value

Washington Economic Development Finance Authority, 3.79%, Industrial Development Revenue Bond, Pacific Coast Shredding Project, Series 99D, AMT, 03/01/07, LOC: U.S. Bank, N.A. (c)	$3,170	$3,170,000
Washington Higher Education Facilities Authority, 3.67%, Higher Education Bond, Bastyr University Project, Series 05, 03/01/07, LOC: Bank of America, N.A. (c)	3,500	3,500,000
Washington Housing Finance Commission, 3.71%, Forest Ridge School of the Sacred Heart Project, Series 05A, 03/01/07, LOC: Key Bank (c)	6,385	6,385,000
Washington Housing Finance Commission, 3.72%, Multi Family Housing Revenue Bond, Silver Creek Apartments Project, Series 04B, AMT, 03/01/07, LOC: FNMA (c)	4,050	4,050,000
Washington Housing Finance Commission, 3.72%, Multi Family Housing Revenue Bond, Whisperwood Apartments Project, Series 02A, AMT, 03/01/07, LOC: FNMA (c)	6,240	6,240,000
Washington Housing Finance Commission, 3.75%, Multi Family Housing Revenue Bond, Olympic Place Apartments Project, Series 03A, AMT, 03/01/07, LOC: U.S. Bank, N.A. (c)	4,500	4,500,000
Washington Housing Finance Commission, 3.79%, Multi Family Housing Revenue Bond, LTC Properties Inc. Project, AMT, 03/01/07, LOC: U.S. Bank, N.A. (c)	2,745	2,745,000
Washington Housing Finance Commission, 3.79%, Multi Family Housing Revenue Bond, Sherwood Springs Apartments Project, Series 97, AMT, 03/01/07, LOC: U.S. Bank, N.A. (c)	4,220	4,220,000

Wisconsin 1.4%
Appleton, 3.58%, Industrial Development Revenue Bond, Great Northern Corporation Project, AMT, 03/07/07, LOC: U.S. Bank, N.A. (c)	1,000	1,000,000
Wisconsin Health & Educational Facilities Authority, 3.53%, Upland Hills Health Project, Series C, 03/07/07, LOC: Allied Irish Banks (c)	3,000	3,000,000
Wisconsin Housing & Economic Development Authority, 3.56%, Home Ownership Revenue Bond, Series 03A, AMT, 03/07/07, BPA: FHLB (c)	9,920	9,920,000
Wisconsin Housing & Economic Development Authority, 3.58%, Home Ownership Revenue Bond, Series 03B, AMT, 03/07/07, BPA: State Street Bank & Trust Co. (c)	4,095	4,095,000
Total notes, bonds & variable rate demand notes (cost $1,074,734,832)		1,074,734,832

Commercial paper 14.7% (a)

Florida 3.9%
Indian River County Hospital District, 3.57%, Series 90, 03/08/07, LOC: Wachovia Bank, N.A.	13,800	13,800,000
Jacksonville, 3.57%, Series A, 03/12/07, LOC: Landesbank Baden Wurttenburg	11,580	11,580,000
Miami-Dade County Aviation, 3.60%, Miami International Airport Project, Series 05A, 06/01/07, LOC: BNP Paribas and Dexia	23,645	23,645,000

6	The accompanying notes are an integral part of the financial statements

Statement of Net Assets

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2007

Commercial paper 14.7% (a)	Principal amount (in thousands)	Value

Kentucky 3.4%
Pendleton County, 3.55%, Kentucky Association of County Leasing Trust, 03/07/07, LOC: Commonwealth Bank of Australia	$43,000	$43,000,000

Massachusetts 0.5%
Massachusetts Water Resources Authority, 3.62%, Series 94, 04/10/07, LOC: Bayerische Landesbank	5,900	5,900,000

Michigan 0.5%
Michigan Building Authority, 3.68%, Series 5, 03/28/07, LOC: Bank of New York and State Street Bank & Trust Co.	6,360	6,360,000

Nevada 0.4%
Las Vegas Convention Authority, 3.53%, Series 06A, 03/07/07, LOC: Fortis Bank	5,000	5,000,000

New York 1.2%
New York Metropolitan Transportation Authority, 3.65%, Transportation Revenue, Series CP-1, Subseries A, 07/06/07, LOC: ABN-AMRO Bank N.V.	10,000	10,000,000
New York Metropolitan Transportation Authority, 3.65%, Transportation Revenue, Series CP-1, Subseries B, 07/10/07, LOC: ABN-AMRO Bank N.V.	5,000	5,000,000

Texas 2.8%
San Antonio, 3.63%, Texas Electric and Gas Systems, Series A, 03/06/07	10,000	10,000,000
Texas Public Finance Authority, GO, 3.60%, Series 02B, 03/09/07	9,815	9,815,000
University of Texas Board of Regents, 3.63%, Revenue Financing System, Series A, 05/30/07	15,000	15,000,000

Washington 2.0%
Port of Seattle, 3.52%, Subordinate Lien Revenue Notes, Series A, 04/05/07, LOC: Bayerische Landesbank	13,035	13,035,000
Port of Seattle, 3.55%, Subordinate Lien Revenue Notes, Series 01B-1, AMT, 04/04/07, LOC: Bank of America, N.A.	9,260	9,260,000
Port of Tacoma, 3.66%, Subordinate Lien Revenue Notes, Series 02A, 04/09/07, LOC: Westdeutsche Landesbank	2,500	2,500,000
Total commercial paper (cost $183,895,000)		183,895,000

Total investment portfolio (cost 1,258,629,832) (d), 100.8% (a)		1,258,629,832

Other assets and liabilities net, (0.8%) (a)		(10,726,135)

Net assets (consisting of paid-in capital), 100.0%		1,247,903,697

Net asset value, offering and redemption price per share, ($1,247,903,697 divided by 1,247,957,903 shares outstanding)		$1.00

Footnotes

(a) Percentages indicated are based on net assets. (b) Earlier of the maturity date or the put date. (c) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (d) The aggregate identified cost for federal income tax purposes is the same.

AMBAC—American Municipal Bond Assurance Corporation

AMT—Securities subject to Alternative Minimum Tax

BPA—Bond Purchase Agreement

FGIC—Financial Guaranty Insurance Company

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

FSA—Financial Security Assurance Holdings Ltd.

GO—General Obligation

LOC—Credit enhancement provided by letter of credit issued by noted institution

MBIA—Municipal Bond Insurance Association

Investment Portfolio Composition (a)
UNAUDITED I 02.28.2007

Type of investment	Percent of net assets
1-day floating rate notes	5.1%
7-day floating rate notes	72.2%
Fixed rate notes	8.8%
Commercial paper	14.7%

(a) See the Fund’s prospectus for a description of the principal types of securities in which the Fund invests.

The accompanying notes are an integral part of the financial statements	7

Financial Statements

MUNICIPAL MONEY MARKET FUND	02.28.2007

Statement of Operations	9/1/06 to 2/28/07 (unaudited)

Investment income
Interest	$22,122,979

Expenses
Investment advisory fee	2,751,362
Distribution fees	915,536
Shareholder servicing fees	137,575
State qualification expenses	87,500
Custodian fee	33,007
Reports to shareholders	20,877
Fund accounting fee	51,750
Professional fees	51,149
Trustees and officers compensation	17,498
Other	14,756

Total expenses before adjustments	4,081,010

Expense offsets	(6,502)

Total expenses after adjustments	4,074,508

Net investment income from operations	18,048,471

Statements of Changes in Net Assets	9/1/06 to 2/28/07 (unaudited)	9/1/05 to 8/31/06

Increase in net assets
Net investment income from operations	$18,048,471	$28,818,938

Distributions to shareholders from net investment income ($0.02 and $0.03 per share)	(18,048,471)	(28,818,677)

Capital share transactions	40,473,339	153,518,577

Increase in net assets	40,473,339	153,518,838

Net assets, beginning of period	1,207,430,358	1,053,911,520

Net assets, end of period	1,247,903,697	1,207,430,358

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	9/1/06 to 2/28/07 (unaudited)		For the fiscal years ended August 31
			2006	2005	2004	2003		2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from investment operations
Net investment income	0.015		0.026	0.014	0.004	0.006	(a)	0.010	(a)
Less distributions
Dividends from net investment income	(0.015)		(0.026)	(0.014)	(0.004)	(0.006	)(a)	(0.010	)(a)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (%)	1.47	(b)	2.58	1.40	0.39	0.61		0.98
Ratios to average daily net assets (%)
Operating expenses, net	0.67	(c)	0.68	0.69	0.68	0.67		0.68
Net investment income	2.96	(c)	2.57	1.40	0.40	0.59		0.96
Net assets, end of period ($ millions)	1,248		1,207	1,054	1,008	1,057		948

(a) Includes net realized gains and losses that were less than $.001 per share for each of the periods. (b) Not annualized. (c) Annualized.

8	The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2007

NOTE 1:    Organization and Investment Objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

NOTE 2:    Significant Accounting Policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

Expenses The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3:    Capital Share Transactions At February 28, 2007, there was an unlimited number of shares of beneficial interest of no par value authorized. Capital share transactions in the Fund during the six-month period ended February 28, 2007, and the fiscal year ended August 31, 2006, at a net asset value of $1.00 per share, were as follows:

Shares and dollars	9/1/06 to 2/28/07	9/1/05 to 8/31/06
Sold	2,805,306,572	5,775,413,075
Reinvestment of distributions	18,008,526	28,321,000
Redeemed	(2,782,841,759)	(5,650,215,498)
Net increase	40,473,339	153,518,577

NOTE 4:    Investment Advisory Fees and Other Transactions with Affiliates Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agreed to pay to the Manager an annual fee as a percentage of the Fund’s average daily net assets, computed daily based on the schedule below and payable monthly. The amount payable to the Manager as of February 28, 2007, was $430,102.

Fund’s average daily net assets	Investment advisory fee rate
First $250 million	0.500%
Next $250 million	0.475%
Next $250 million	0.450%
Next $250 million	0.425%
Greater than $1 billion	0.400%

Expense limitation The Manager has contractually agreed, for the fiscal year ended August 31, 2007, to waive its fees and/or reimburse expenses to the extent that the annual operating expense rate exceed 0.74% of its average daily net assets. The agreement allows the Manager the right to recover, from the Fund, any fees waived and/or reimbursed if the total annual operating expenses are less than the expense limitation then in effect. The fees can be recovered within the two fiscal years following the year for which the fees were waived and/or reimbursed. No fees were waived, no expenses were reimbursed, and no fees were recovered for the six-month period ended February 28, 2007.

9

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2007

Subadvisory fees The Manager entered into a subadvisory agreement with an unaffiliated subadvisor to provide investment advice, portfolio management services (including placement of brokerage orders) and certain compliance and other services for an annualized fee payable by the Manager equal to 0.125% of the Fund’s average daily net assets up to $100 million, 0.10% of average daily net assets from $100 million to $250 million and 0.05% of average daily net assets exceeding $250 million, computed daily and payable monthly.

Distribution fees Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay Heritage Fund Distributors, Inc. (the “Distributor” or “HFD”), a wholly owned subsidiary of Heritage, a fee of 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 2007, was $143,309. The Manager, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Fund accounting fees The Manager is the Fund Accountant for the Fund. For providing Fund Accounting services, the Manager receives payment from the Fund at a fixed base fee per fund and any out-of-pocket expenses. The amount payable to the Manager as of February 28, 2007, was $9,162.

Shareholder servicing fees The Manager is the Shareholder Servicing Agent for the Fund. For providing Shareholder Servicing, the Manager receives payment from the Fund at a fixed fee per shareholder account plus any out-of-pocket expenses. The amount payable to the Manager as of February 28, 2007, was $28,354.

Trustees and officers compensation Trustees of the Trust may also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, which are investment companies that are also advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or employee of an affiliate of the Manager receives an annual retainer along with meeting fees for those Heritage Mutual Funds meetings attended. Each portfolio in the Heritage Mutual Funds pays its pro-rata share of the fees and expenses of the Trustees on its Board. Certain Officers of the Heritage Mutual Funds may also be Officers and/or Directors of Heritage. Such Officers receive no compensation from the Heritage Mutual Funds except for the Heritage Mutual Funds’ Chief Compliance

Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each portfolio in the Heritage Mutual Funds. As of February 28, 2007, the amount of Trustees and Officers fees payable was $7,146.

NOTE 5:    Federal Income Taxes The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2006, there were no reclassifications arising from permanent tax differences. All dividends paid by the Fund for net investment income are exempt from Federal income tax.

NOTE 6:    New Accounting Pronouncements In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after June 29, 2007, and is to be applied to all open tax years as of the effective date. The Manager is evaluating the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

10

Notes to Financial Statements

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2007

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted. The Manager is evaluating the application of FAS 157 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Funds’ financial statements.

Tax Information

UNAUDITED

Of the dividends paid from net investment income for the fiscal year ended August 31, 2006, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

11

Understanding Your Ongoing Costs

MUNICIPAL MONEY MARKET FUND	UNAUDITED	02.28.2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases or contingent deferred sales charges and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. The following sections are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Actual expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Municipal Money Market Fund on September 1, 2006, and held through February 28, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Actual	Beginning account value September 1, 2006	Ending account value February 28, 2007	Expenses paid during period (a)
Municipal Money Market Fund	$1,000.00	$1,014.73	$3.34

Hypothetical example for comparison purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning account value September 1, 2006	Ending account value February 28, 2007	Expenses paid during period (a)
Municipal Money Market Fund	$1,000.00	$1,021.48	$3.35

(a) Expenses are calculated using the Fund’s annualized expense ratio of 0.67% multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181); and then dividing that result by the actual number of days in the fiscal year (365).

12

HeritageFunds.com

880 Carillon Parkway  I  St. Petersburg, FL 33716  I  727.567.8143  I  800.421.4184

Heritage Fund Distributors, Inc.

Member NASD

Not FDIC Insured  t  May Lose Value  t  No Bank Guarantee

Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Contact Heritage at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Heritage Cash Trust. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available without charge, upon request, by calling the Heritage Family of Funds, toll-free at the number above, by accessing the website at HeritageFunds.com or by accessing the SEC’s website at www.sec.gov.

02/07	Printed on recycled paper

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of May 1, 2007.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of Heritage Cash Trust that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the registrant.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST

Date: May 1, 2007
/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 1, 2007
/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Date: May 1, 2007
/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer